Revenue (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Nextracker's Revenue Disaggregation	The following table presents Nextracker’s revenue disaggregated based on timing of transfer-point in time and over time for the three-month periods ended June 30, 2023 and July 1, 2022:

	Three-month periods ended
(In thousands)	June 30, 2023	July 1, 2022

Timing of Transfer
Point in time	$5,641	$23,251
Over time	473,902	379,979

Total revenue	$479,543	$403,230

The following table presents Nextracker’s revenue disaggregated based on timing of transfer—point in time and over time for the fiscal years ended March 31, 2023, 2022 and 2021:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021

Timing of Transfer
Point in time	$50,516	$127,924	$66,397
Over time	1,851,621	1,329,668	1,129,220

Total revenue	$1,902,137	$1,457,592	$1,195,617